Summary of Significant Accounting Policies (Details) - USD ($)				3 Months Ended		10 Months Ended	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 19, 2024	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jul. 13, 2023	Mar. 31, 2023	Aug. 31, 2020
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 2,964,097			$ 2,964,097		$ 4,311,719	$ 4,311,719	$ 492,942
Working capital				2,504,596			3,811,420
Net loss from operations				(1,413,497)	$ (1,889,477)		(10,284,843)	(4,871,926)
Cash flow from operations				(1,336,972)	(833,926)		(4,626,564)	(3,527,509)
Proceeds from equity financing					8,400,000		8,406,591
Cash federally insured amount	2,547,000			2,547,000		3,804,000	3,804,000
Bad debt expenses						1,200	1,200	11,836
Account receivable						106,528	106,528
Total inventory	215,324			215,324		212,041	212,041	168,605
Work in process	100,690			100,690		46,255	46,255	7,466
Finished goods	9,172			9,172		16,609	16,609	8,707
Raw materials	105,463			105,463		$ 149,177	$ 149,177	152,432
Useful lives of fixed assets						10 years	10 years
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]							Goodwill and intangibles impairment
Impairment charge							$ 293,038
Goodwill	$ 1,719,535			1,719,535		$ 1,719,535	1,719,535	$ 5,021,713
Impairment charge							$ 293,038
Anti-dilutive shares (in Shares)	6,832,308	6,747,873					6,920,641	2,157,873
Bad debt expenses								$ 118,365
Account receivable				$ 106,528
Estimated useful live of intangible asset	10 years			10 years
Impairment charge of goodwill							$ 3,302,478	0
Loan [Member]
Summary of Significant Accounting Policies [Line Items]
Loan interest rate				10.00%			10.00%
Intellectual Property [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charge						293,038
Impairment charge							$ 298,038
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Bad debt expenses				$ 0	$ 1,200
Credit Line Note facility [Member]
Summary of Significant Accounting Policies [Line Items]
Proceeds from equity financing			$ 8,400,000
4P Therapeutics LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Goodwill	$ 1,719,235			1,719,235		$ 1,719,235	1,719,235
Pocono Coated Products LLC and Active Intelligence LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Goodwill											$ 5,810,640
Intelligence LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charge							$ 3,302,478	$ 0
Active Intelligence LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Reducing goodwill				$ 0
Related Party [Member] | Credit Line Note facility [Member]
Summary of Significant Accounting Policies [Line Items]
Credit line note									$ 5,000,000	$ 2,000,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful lives of fixed assets	3 years			3 years		3 years	3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful lives of fixed assets	20 years			20 years		20 years	20 years